Investment Risks - Large Cap Equity Fund	Oct. 28, 2026
Company Risk
Prospectus [Line Items]
Risk [Text Block]
Company Risk	The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk	The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives. The Fund’s strategy relies heavily on quantitative models to construct the Fund’s portfolio. Relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that portfolio management may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk	The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, geopolitical risks, market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or issuer-specific risk. Equity securities generally have greater price volatility than fixed income securities.

Style Risk
Prospectus [Line Items]
Risk [Text Block]
Style Risk	The Fund invests in a diversified portfolio of common stocks of large-capitalization U.S. companies that meet the quality criteria of portfolio management. If large-capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors and its performance may suffer if those sectors underperform the overall stock market.

Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk	Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors.

Redemption Risk
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk	The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Inflation Risk
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk	Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Market Disruption Risk
Prospectus [Line Items]
Risk [Text Block]
Market Disruption Risk	Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, natural disasters and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Market disruptions may magnify the impact of each of the other risks of the Fund and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk	The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions), may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.